Long term debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long term debt	Long-term debt

	Note	December 31, 2020	December 31, 2019
Credit Facility	7(a)	$220,000	$190,000
Convertible debentures	7(b)	55,000	94,031
Mortgages		21,206	21,739
Financing obligations	7(c)	51,118	15,435
Promissory notes	7(d)	12,726	14,648
Unamortized deferred financing costs	7(e)	(2,196)	(3,896)
		$357,854	$331,957
Less: current portion of long-term debt		(16,307)	(18,514)
		$341,547	$313,443
The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2020 are: $16.3 million in 2021, $16.8 million in 2022, $237.4 million in 2023, $15.1 million in 2024 and $1.3 million in 2025.
a) Credit facility
On October 8, 2020 the Company entered into an amendment to our Amended and Restated Credit Agreement (the "Credit Facility") with a banking syndicate led by National Bank Financial Inc. that increased allowed borrowing under the revolving loan ("Revolver") to $325.0 million with the ability to increase the maximum borrowings by an additional $25.0 million, subject to certain conditions. This facility matures on October 8, 2023, with an option to extend on an annual basis. The Credit Facility permits finance lease obligations to a limit of $150.0 million and certain other borrowings outstanding to a limit of $20.0 million. During the year ended December 31, 2020, financing costs of $965 were incurred in connection with the amended Credit Facility and are included in other assets on the Consolidated Balance Sheets.
On November 23, 2018 the Company entered into an Amended and Restated Credit Agreement (the "Previous Credit Facility") with a banking syndicate led by National Bank Financial Inc. The Previous Credit Facility was compromised solely of a revolving loan which allowed borrowings up to $300.0 million, of which letters of credit may not exceed $25.0 million, with an ability to increase the maximum borrowings by an additional $50.0 million subject to certain conditions. The Previous Facility permitted finance lease obligations to a limit of $150.0 million and other borrowings outstanding of $20.0 million.
As at December 31, 2020, there was $0.9 million (December 31, 2019 - $0.9 million) in issued letters of credit under the Credit Facility and the unused borrowing availability was $104.1 million (December 31, 2019 - $109.1 million). As at December 31, 2020, there was $29.4 million in borrowing availability under finance lease obligations (December 31, 2019 - $53.9 million). Borrowing availability under finance lease obligations considers the current and long-term portion of finance lease obligations, financing obligations and equipment promissory notes.
The Credit Facility has two financial covenants that must be tested quarterly on a trailing four-quarter basis. As at December 31, 2020, the Company was in compliance with its financial covenants.
•The first covenant is the Senior Leverage Ratio which is Bank Senior Debt plus outstanding letters of credit compared to Bank EBITDA less NACG Acheson Ltd. rental revenue.
◦"Bank Senior Debt" is defined as the Company's long-term debt, finance leases and outstanding letters of credit, excluding Convertible Debentures, deferred financing costs, mortgages related to NACG Acheson Ltd. and debt related to investment in affiliates and joint ventures.
◦"Bank EBITDA" is defined as earnings before interest, taxes, depreciation and amortization, excluding the effects of unrealized foreign exchange gain or loss, realized and unrealized gain or loss on derivative financial instruments, cash and non-cash stock-based compensation expense, gain or loss on disposal of property, plant and equipment, and certain other non-cash items included in the calculation of net income.
The Senior Leverage Ratio must be less than or equal to 3.0:1. In the event the Company enters into a material acquisition, the maximum allowable Senior Leverage Ratio would include a step up of 0.50x for four quarters following the acquisition.
•The second covenant is the Fixed Charge Coverage Ratio which is defined as Bank EBITDA less cash taxes compared to Fixed Charges.
◦"Fixed Charges" is defined as cash interest, scheduled payments on debt, unfunded cash distributions by the Company and unfunded capital expenditures.
•The Fixed Charge Coverage Ratio is to be maintained at a ratio greater than 1.15:1.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Canadian bankers’ acceptance rate or London interbank offered rate ("LIBOR") (all such terms as used or defined in the Credit Facility), plus applicable margins. The Company is also subject to non-refundable standby fees, 0.40% to 0.75% depending on the Company's Total Debt / Bank EBITDA Ratio. Total debt ("Total Debt") is defined in the Credit Facility as long-term debt including finance leases and letters of credit, excluding convertible debentures, deferred financing costs, the mortgage related to NACG Acheson Ltd., and other non-recourse debt. The Credit Facility is secured by a first priority lien on all of the Company's existing and after-acquired property excluding the Company's first securities interests on the BDC mortgage.
Due to the November 1, 2019 reorganization of the NL Partnership, amounts outstanding under the Nuna Credit Facility as at December 31, 2019 are now included in investments in affiliates and joint ventures on the Consolidated Balance Sheets (note 10).
b) Convertible debentures

	December 31, 2020	December 31, 2019
5.00% convertible debentures	$55,000	$55,000
5.50% convertible debentures	—	39,031
	$55,000	$94,031
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Share equivalence per $1000 debenture	Debt issuance costs
5.00% convertible debentures	March 20, 2019	March 31, 2026	$26.25	$38.0952	$2,691
Interest on the convertible debentures is payable semi-annually on March 31 and September 30 of each year.
The 5.00% convertible debentures are redeemable under certain conditions after a change in control has occurred. If a change in control occurs, the Company is required to offer to purchase all of the convertible debentures at a price equal to 101% of the principal amount plus accrued and unpaid interest to the date of purchase.
The 5.50% convertible debentures were issued March 15, 2017 and the Company incurred debt issuance costs of $2,133. The debentures were expected to mature on March 31, 2024 and were convertible, at the option of the Company, at a conversion price of $10.85. On April 6, 2020, the 5.50% convertible debentures were redeemed in accordance with their terms. The Company satisfied the redemption price through the issuance of 4,583,655 common shares. Accrued and unpaid interest was settled in cash. The principal amount of debentures derecognized was $38,605. In the three months ended March 31, 2020, a principal amount of $426 was converted into 39,261 common shares.
On March 23, 2020 the Company entered into a swap agreement related to shares expected to be issued upon redemption of the 5.50% convertible debentures. This swap agreement was settled in April 2020 in accordance with its stated terms and resulted in the recognition of a realized loss of $2,210 based on the difference between the conversion price of the shares under the terms of the 5.50% convertible notes and the expected price of the Company’s shares at the settlement date.
In April 2020, an additional swap agreement was entered into with respect to these shares. As at December 31, 2020, the Company recognized a realized gain of $2,142 and an unrealized gain of $4,334 on this agreement based on the difference between the par value of the converted shares and the expected price of the Company's shares at contract maturity. This swap agreement is expected to mature in June 2021.
c) Financing obligations
The Company accounts for sale-leaseback transactions where control of the asset does not transfer as a financing transaction rather than a finance lease. During the year ended December 31, 2020, the Company recorded new financing obligations of $45,357. The finance contracts expire between June 2024 and May 2025 and bear interest at rates between 2.38% and 3.34%. The finance obligations are secured by the corresponding property, plant and equipment.
d) Promissory note
During the year ended December 31, 2020, the Company recorded a new equipment promissory note of $15,100. The contract expires May 2024 and bears interest at 3.45%. The promissory note is secured by the corresponding property, plant and equipment. During the year ended December 31, 2020, the Company settled and made payment of $17,022 towards promissory notes.
e) Deferred financing costs

	December 31, 2020	December 31, 2019
Cost	$2,784	$4,918
Accumulated amortization	588	1,022
	$2,196	$3,896
During the year ended December 31, 2020, the Company wrote off unamortized deferred financing costs related to the convertible debentures of $1,286.